Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 244,024	$ 403,475
Accounts Receivable, net	1,290,702	5,946
Prepaid and other current assets	256,071	55,674
Inventory, net	1,130,966	2,319,500
Total Current Assets	2,921,763	2,784,595
Property and Equipment, net	133,235	226,112
Other Assets
Patents, net	131,625	75,279
Deposits	105,541	156,588
Deferred Equity Offering Costs	195,028	0
Total Other Assets	432,194	231,867
Total Assets	3,487,192	3,242,574
Current Liabilities
Accounts Payable	1,368,257	486,690
Accrued Expenses	614,170	451,924
Sales Tax Payable	191	46
Deferred Revenue	835,785	77,514
Convertible Line of Credit, net of discount of $0 and $226,768 at December 31, 2018 and 2017, respectively	960,000	923,232
Convertible Notes Payable - Current Portion, net of discount amounting to $446,381 and $175,668 at December 31, 2018 and 2017, respectively	1,104,235	1,486,948
Convertible Note Payable - Related Party	0	135,000
Note Payable, net of discount of $74,315 at December 31, 2018	788,185	0
Auto Loan-current portion	10,520	9,862
Total Current Liabilities	5,681,343	3,571,216
Convertible Note Payable -Related Party, net of debt discount amounting to $7,749 at December 31, 2018	177,251	0
Convertible Notes Payable - Long Term Portion	100,000	0
Long-term portion of Auto Loan	9,277	20,620
Total Long Term Liabilities	286,528	20,620
Total Liabilities	5,967,871	3,591,836
Stockholders' Deficit
Preferred Stock, $0.001 par value, 10,000,000 authorized, 0 outstanding as of December 31, 2018 and 2017, respectively.	0	0
Common Stock, $0.001 par value, 490,000,000 shares authorized, 145,331,495 and 141,835,662 shares issued or issuable and outstanding at December 31, 2018 and 2017, respectively.	145,331	141,836
Additional Paid-in-Capital	39,249,649	37,785,781
Accumulated Deficit	(41,875,659)	(38,276,879)
Total Stockholders' Deficit	(2,480,679)	(349,262)
Total Liabilities and Stockholders' Deficit	$ 3,487,192	$ 3,242,574